EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Cost of service	R$ 3,458	R$ 4,964	R$ 3,302
Interest expense	8,239	11,311	10,656
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	362,944	298,989	272,959
Cost of service	3,458	4,964	3,302
Interest expense	8,239	11,311	10,656
Past service cost	(32,434)	(660)	(2,717)
Contributions from participants	2,032	2,349	2,088
Payment of benefits	(17,431)	(20,870)	(15,331)
Gain (loss) on remeasurement	(36,938)	(23,533)	11,202
Exchange variations	28,311	90,394	16,830
Obligation at the end of the year	R$ 318,181	R$ 362,944	R$ 298,989